Loans - Summary of Impaired Loans by Segment (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Impaired [Line Items]
Total Recorded Investment	$ 48,119,175	$ 48,548,933
Loans Receivable [Member] | Unsecured [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Total Principal Balance	27,219	44,634
Recorded Investment With No Allowance	27,219	28,957
Recorded Investment With Allowance		11,060
Total Recorded Investment	27,219	40,017
Related Allowance		11,060
Loans Receivable [Member] | Cash Value [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Total Principal Balance		19,543
Recorded Investment With No Allowance
Recorded Investment With Allowance		17,054
Total Recorded Investment		17,054
Related Allowance		17,054
Loans Receivable [Member] | Residential Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Total Principal Balance	12,940,008	15,758,053
Recorded Investment With No Allowance	3,515,254	6,419,011
Recorded Investment With Allowance	7,388,874	6,582,096
Total Recorded Investment	10,904,128	13,001,107
Related Allowance	1,289,098	1,645,625
Loans Receivable [Member] | Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Total Principal Balance	38,270,017	40,127,425
Recorded Investment With No Allowance	21,538,743	22,047,391
Recorded Investment With Allowance	14,580,045	12,758,289
Total Recorded Investment	36,118,788	34,805,680
Related Allowance	2,949,143	1,075,729
Loans Receivable [Member] | Business Assets [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Total Principal Balance	899,772	657,529
Recorded Investment With No Allowance	714,711	92,819
Recorded Investment With Allowance	185,061	468,272
Total Recorded Investment	899,772	561,091
Related Allowance	114,703	293,697
Loans Receivable [Member] | Vehicles [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Total Principal Balance	169,268	165,850
Recorded Investment With No Allowance	142,863	5,529
Recorded Investment With Allowance	26,405	118,455
Total Recorded Investment	169,268	123,984
Related Allowance	26,405	81,037
Loans Receivable [Member] | Other [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Total Principal Balance
Recorded Investment With No Allowance
Recorded Investment With Allowance
Total Recorded Investment
Related Allowance